Note 6 - Vessels and Advances, Net - Summary of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance, Vessel Cost at beginning of the period	$ 3,299,311	$ 2,595,768
Balance, Accumulated Depreciation at beginning of the period	(1,092,525)	(1,016,259)
Balance, Net Book Value at beginning of the period	2,206,786	1,579,509
Depreciation	(102,101)	(82,434)
Vessel acquisitions, advances and other vessels' costs	371,978	723,544
Disposals, transfers and other movements	(97,538)	(20,001)
Disposals, transfers and other movements, accumulated depreciation	52,705	6,168
Disposals, transfers and other movements, net book value	(44,833)	(13,833)
Balance, Vessel Cost at end of the period	3,573,751	3,299,311
Balance, Accumulated Depreciation at end of the period	(1,141,921)	(1,092,525)
Balance, Net Book Value at end of the period	$ 2,431,830	$ 2,206,786